Assets and Liabilities Held for Sale - Narrative (Details) $ in Millions	Feb. 26, 2023 USD ($)
Subsequent Event | Innovations Group
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total loss on disposal group held for sale	$ 1.8